General Information - Capital Product Partners L.P (Details) - Capital Product Partners, L.P. ("CPLP")		12 Months Ended
	Nov. 27, 2018 item tank	Dec. 31, 2018 T
Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member] | Athena SpinCo Inc
General Information [Line Items]
Number of Subsidiaries Transferred | item	25
Number of Tanker in Each Subsidiary | tank	1
Total Number of Tankers | tank	25
Number of Modern Medium Range Tankers | tank	21
Number of Aframax Crude Oil Tanker | tank	1
Number of Suezmax Crude Oil Tanker | tank	3
Shipping Rider Co. [Member]
General Information [Line Items]
Dead Weight Tonnage ("dwt")		36,760
Centurion Navigation Limited [Member]
General Information [Line Items]
Dead Weight Tonnage ("dwt")		36,759
Polarwind Maritime S.A. [Member]
General Information [Line Items]
Dead Weight Tonnage ("dwt")		36,760
Carnation Shipping Company [Member]
General Information [Line Items]
Dead Weight Tonnage ("dwt")		36,725
Tempest Maritime Inc. [Member]
General Information [Line Items]
Dead Weight Tonnage ("dwt")		36,725
Apollonas Shipping Company [Member]
General Information [Line Items]
Dead Weight Tonnage ("dwt")		47,834
Iraklitos Shipping Company [Member]
General Information [Line Items]
Dead Weight Tonnage ("dwt")		47,872
Laredo Maritime Inc. [Member]
General Information [Line Items]
Dead Weight Tonnage ("dwt")		47,781
Adrian Shipholding Inc. [Member]
General Information [Line Items]
Dead Weight Tonnage ("dwt")		36,721
Lorenzo Shipmanagement Inc. [Member]
General Information [Line Items]
Dead Weight Tonnage ("dwt")		47,782
Splendor Shipholding S.A. [Member]
General Information [Line Items]
Dead Weight Tonnage ("dwt")		47,782
Sorrel Shipmanagement Inc. [Member]
General Information [Line Items]
Dead Weight Tonnage ("dwt")		51,258
Wind Dancer Shipping Inc. [Member]
General Information [Line Items]
Dead Weight Tonnage ("dwt")		51,226
Belerion Maritime Co. [Member]
General Information [Line Items]
Dead Weight Tonnage ("dwt")		51,218
Navarro International S.A. [Member]
General Information [Line Items]
Dead Weight Tonnage ("dwt")		51,260
Epicurus Shipping Company [Member]
General Information [Line Items]
Dead Weight Tonnage ("dwt")		47,786
Canvey Shipmanagement Co. [Member]
General Information [Line Items]
Dead Weight Tonnage ("dwt")		47,872
Isiodos Product Carrier S.A. [Member]
General Information [Line Items]
Dead Weight Tonnage ("dwt")		50,136
Titanas Product Carrier S.A. [Member]
General Information [Line Items]
Dead Weight Tonnage ("dwt")		50,108
Filonikis Product Carrier S.A. [Member]
General Information [Line Items]
Dead Weight Tonnage ("dwt")		49,999
Miltiadis M II Carriers Corp. [Member]
General Information [Line Items]
Dead Weight Tonnage ("dwt")		162,397
Amoureux Carriers Corp. [Member]
General Information [Line Items]
Dead Weight Tonnage ("dwt")		149,993
Aias Carriers Corp. [Member]
General Information [Line Items]
Dead Weight Tonnage ("dwt")		150,393
Asterias Crude Carrier S.A. [Member]
General Information [Line Items]
Dead Weight Tonnage ("dwt")		113,689
Iason Product Carrier S.A. [Member]
General Information [Line Items]
Dead Weight Tonnage ("dwt")		50,082